INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 86,987,332	$ 81,375,906	$ 78,947,101
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	24,960,000	23,074,000	20,707,000
Fixed assets - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	186,000	215,837	209,842
Other - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	156,000	453,000	383,000
Capital loss carry-forwards - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	3,650,000	3,971,000	3,877,000
Lease - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	0	0	0
Exploration and evaluation properties - Congo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 58,035,332	$ 53,662,069	$ 53,770,259